Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rate	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
US$ [Member]
Schedule of Currency Exchange Rate [Line Items]
Year-end spot rate	1	0.01	0.01
Average rate	1	0.01	0.01
RMB [Member]
Schedule of Currency Exchange Rate [Line Items]
Year-end spot rate	0.07296	0.071135	0.06458
Average rate	0.070533	0.065532	0.065095